SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENTED INFORMATION [Text Block]
12.	SEGMENTED INFORMATION

The Company has one reportable segment, being the exploration and development of resource properties.

Geographic information is as follows:

	December 31, 2013	December 31, 2012	December 31, 2011

Cash and restricted cash:
Canada	$1,163,651	$2,152,984	$4,263,201
Ghana	362,952	376,893	456,513
Total cash and restricted cash	1,526,603	2,529,877	4,719,714
Capital assets
Canada	—	—	3,418
Ghana	1,678,235	1,922,894	2,224,031
Total capital assets	1,678,235	1,922,894	2,227,449
Total	$3,204,838	$4,452,771	$6,947,163